Derivative Financial Instruments - Summary of Net Gains or Losses Arising from Fair Value and Cash Flow Hedges Included in Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges
Hedge ineffectiveness	£ 18	£ 28	£ 8
Fair value and cash flow hedges
Disclosure of detailed information about hedges
(Losses)/gains on hedging instruments	(1,878)	2,371	846
Gains/(losses) on hedged items attributable to hedged risks	1,893	(2,307)	(804)
Fair value hedging ineffectiveness	15	64	42
Cash flow hedging ineffectiveness	3	(36)	(34)
Hedge ineffectiveness	£ 18	£ 28	£ 8